FAIR VALUE MEASUREMENT - Day-1 deferral items relating to warrants (Details) € in Thousands	6 Months Ended
Jun. 30, 2026 EUR (€)
FAIR VALUE MEASUREMENT
Transaction price	€ 0
Black Forest Warrants
Day-1 deferral items relating to warrants
At beginning of the period	3,394
Amortized in finance expense due to the passage of time	(339)
At end of the period	3,055
2028 Convertible Notes - warrants
Day-1 deferral items relating to warrants
Initial recognition	13,837
Amortized in finance expense due to the passage of time	(1,835)
At end of the period	€ 12,002